INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INVENTORIES
Finished goods	¥ 475,807,376		¥ 471,547,560
Raw materials	176,772,275		177,630,159
Inventories	652,579,651		649,177,719		$ 93,317,649
Write-down of inventories	¥ 89,204,469	$ 12,756,069	¥ 30,028,243	¥ 21,681,652